BMW Vehicle Lease Trust 2007-1

Collection Period Ending:	12/31/07			1 Month LIBOR:		5.027500%
Previous Payment Date:	12/17/07			Interest Rate Cap:		4.300000%
Current Payment Date:	01/15/08			Accrued Interest Days (30/360):		28
				Accrued Interest Days (act/360):		29

Balances

		Initial	Beginning of Period	End of Period
Securitization Value		1,369,888,441.01	1,303,572,388.09	1,282,388,371.36
Reserve Account		3,424,721.10	3,424,721.10	3,424,721.10

Notes
Class A-1 Notes		235,000,000.00	153,298,557.26	122,980,754.10
Class A-2a Notes		140,000,000.00	140,000,000.00	140,000,000.00
Class A-2b Notes		274,000,000.00	274,000,000.00	274,000,000.00
Class A-3a Notes		210,000,000.00	210,000,000.00	210,000,000.00
Class A-3b Notes		391,000,000.00	391,000,000.00	391,000,000.00
		1,250,000,000.00	1,168,298,557.26	1,137,980,754.10

Overcollateralization		119,888,441.01		144,407,617.26

Current Collection Period

Beginning Securitization Value		1,303,572,388.09
Principal Reduction Amount		21,184,016.73
Ending Securitization Value		1,282,388,371.36

First Priority Principal
Aggregate Outstanding Note Balance (Beginning of Period)		1,168,298,557.26
Aggregate Securitization Value (End of Period)		1,282,388,371.36
First Priority Principal Distribution Amount		-

Targeted Note Balance		1,135,125,363.96
Target Overcollateralization		10.750%
Step Down Overcollateralization		9.250%
Step Down Overcollateraliztion Date		08/17/09
Target Overcollateralization Percentage		10.750%

Calculation of Required 2007-A SUBI Collection Account Amount
Collections
Monthly Payments		25,526,469.46
Sale Proceeds		826,086.09
Reallocation Payments
Recovery Proceeds		777.98
Termination Proceeds		9,306,788.83
Total Collections		35,660,122.36
Servicer Advances		2,376,771.34
Payments From Cap Counterparty		208,000.18
Cap Termination Payments		0.00
Repurchases		0.00
Total Available Funds deposited to		38,244,893.88
Series 2007-A SUBI Collection Account Amount

Collection Account

Deposits to Series 2007-A SUBI Collection Account		38,244,893.88
Withdrawals from 2007-A SUBI Collection Account
Advance Reimbursement		2,150,042.04
Servicing Fees		1,086,310.32
Note Interest Distribution Account Deposit		4,690,738.36
Priority Principal		0.00
Reserve Fund Deposit		0.00
Regular Principal Distributable Amount		30,317,803.16
Payments to Transferor		0.00
Total Distributions from 2007-A SUBI Collection Account		38,244,893.88

Servicer Advance Amounts

Beginning Period Unreimbursed Servicer Advance		2,237,685.21
Current Period Monthly Payment Advance		2,376,771.34
Current Period Sales Proceeds Advance		0.00
Current Reimbursement of Previous Servicer Advance		2,150,042.04
Ending Period Unreimbursed Previous Servicer Advances		2,464,414.51

Note Distribution Account

Amount Deposited from the Collection Account		35,008,541.52
Amount Deposited from the Reserve Account		0.00
Amount Paid to Noteholders		35,008,541.52

Distributions

Priority Principal
Aggregate Outstanding Note Principal		1,168,298,557.26

Monthly Principal Distributable Amount		First Priority Principal	Regular Principal Payment	Total Principal Payment	Ending Balance	Per $1,000	Factor
Class A-1 Notes		-	30,317,803.16	30,317,803.16	122,980,754.10	129	0.52
Class A-2a Notes		-	-	-	140,000,000.00	-	1.00
Class A-2b Notes		-	-	-	274,000,000.00	-	1.00
Class A-3a Notes		-	-	-	210,000,000.00	-	1.00
Class A-3b Notes		-	-	-	391,000,000.00	-	1.00
		-	30,317,803.16	30,317,803.16	1,137,980,754.10	129

Interest Distributable Amount		Floating Rate Index (1ML)	Spread	Interest Rate	Current Payment	Per $1,000
Class A-1 Notes				5.061600%	625,059.54	2.66
Class A-2a Notes				4.640000%	505,244.44	3.61
Class A-2b Notes		5.027500%	0.190000%	5.217500%	1,151,618.19	4.20
Class A-3a Notes				4.590000%	749,700.00	3.57
Class A-3b Notes		5.027500%	0.240000%	5.267500%	1,659,116.18	4.24
					4,690,738.36	18.28

Carryover Shortfalls

		Prior Period Carryover	Current Payment	Per $1,000
Class A-1 Interest Carryover Shortfall		-	-	-
Class A-2a Interest Carryover Shortfall		-	-	-
Class A-2b Interest Carryover Shortfall		-	-	-
Class A-3a Interest Carryover Shortfall		-	-	-
Class A-3b Interest Carryover Shortfall		-	-	-

Reserve Account

Beginning Period Required Amount		3,424,721.10
Beginning Period Amount		3,424,721.10
Net Investment Earnings (memo)		14,099.50
Current Period Deposit		-
Reserve Fund Draw Amount		14,099.50
Ending Period Required Amount		3,424,721.10
Ending Period Amount		3,424,721.10

Pool Statistics
		Initial	End of Period
Number of Contracts		38,331	37,640
Remaining Term		24	20
Original Term		36	36
Seasoning		12	16

		Units	Securitization Value
Early Terminations		23	1,060,532.82
Scheduled Terminations		2	40,130.94

		Beginning	Current Period	Cumulative
Credit Losses		196,570.09	319,679.91	516,250.00

Residual Value Losses		Beginning	Current Period	Cumulative
Net Sale Proceeds		-	-	-
Residual Values		-	-	-
Residual Value Losses		-	-	-

Delinquencies		Units	Securitization Value
31-60 Days Delinquent		363	13,544,587.65
61-90 Days Delinquent		71	2,831,518.90
Over 90 Days Delinquent		39	1,817,175.07